Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of straight-line method over the estimated useful lives of the assets
Estimated Useful Life
Buildings and improvements	3-5 years
Machinery and equipment	3-10 years
Office furniture and equipment	3 years
Vehicles	5 years

Estimated Useful Life
Buildings and improvements	3-5 years
Machinery and equipment	3-10 years
Office furniture and equipment	3 years
Vehicles	5 years

Schedule of practical expedients
Practical Expedient	Description
Reassessment of expired or existing contracts	The Company elected not to reassess, at the application date, whether any expired or existing contracts contained leases, the lease classification for any expired or existing leases, and the accounting for initial direct costs for any existing leases.
Use of hindsight	The Company elected to use hindsight in determining the lease term (that is, when considering options to extend or terminate the lease and to purchase the underlying asset) and in assessing impairment of right-to-use assets.
Reassessment of existing or expired land easements	The Company elected not to evaluate existing or expired land easements that were not previously accounted for as leases under ASC 840, as allowed under the transition practical expedient. Going forward, new or modified land easements will be evaluated under ASU No. 2016-02.
Separation of lease and non-lease components	Lease agreements that contain both lease and non-lease components are generally accounted for separately.
Short-term lease recognition exemption	The Company also elected the short-term lease recognition exemption and will not recognize ROU assets or lease liabilities for leases with a term less than 12 months.

Schedule of operations by business segment
	For the Three Months Ended
	March 31,	March 31,
	2022	2021
Net revenue
Dandelion teas	$3,463,678	$-
Water purifier	820,436	-
Total revenues, net	$4,284,114	$-

Cost of goods sold
Dandelion teas	$273,847	$-
Water purifier	96,217	-
Total cost of goods sold	$370,064	$-

Gross profit
Dandelion teas	$3,189,831	$-
Water purifier	724,219	-
Gross profit	$3,914,050	$-

Operating expenses
Dandelion teas	$2,970,809	$141,270
Water purifier	573,407	19,856
Total operating expenses	$3,544,216	$161,126

Income (loss) from operations
Dandelion teas	$219,022	$(141,270)
Water purifier	150,812	(19,856)
Income (loss) from operations	$369,834	$(161,126)

	For the Years Ended
	December 31,	December 31,
	2021	2020
Net revenue
Dandelion teas	$-	$-
Water purifier	-	290
Total revenues, net	$-	$290

Cost of goods sold
Dandelion teas	$-	$-
Water purifier	-	58
Total cost of goods sold	$-	$58

Gross profit (loss)
Dandelion teas	$-	$-
Water purifier	-	232
Gross profit (loss)	$-	$232

Operating expenses
Dandelion teas	$576,417	$578,990
Water purifier	75,052	87,687
Total operating expenses	$651,469	$666,677

Loss from operations
Dandelion teas	$(576,417)	$(578,990)
Water purifier	(75,052)	(87,455)
Loss from operations	$(651,469)	$(666,445)

Schedule of segment assets
	As of March 31,	As of December 31,
Segment assets	2022	2021
Dandelion teas	$13,579,764	$12,817,675
Water purifier	862,930	958,530
Total assets	$14,442,694	$13,776,205

	As of December 31,	As of December 31,
Segment assets	2021	2020
Dandelion teas	$12,817,675	$12,083,534
Water purifier	958,530	944,480
Total assets	$13,776,205	$13,028,014